Shareholder Fees - FidelityGovernmentBondFunds-RetailComboPRO	Oct. 30, 2023 USD ($)
FidelityGovernmentBondFunds-RetailComboPRO | Fidelity Intermediate Government Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none